Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	PARK-OHIO HOLDINGS CORP.
Amendment Flag	false
Entity Central Index Key	0000076282
EBP 011
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	PARK-OHIO HOLDINGS CORP.
Amendment Flag	false
Entity Central Index Key	0000076282